Description of Organization and Business Operations (Details) - 2 - USD ($)																										6 Months Ended		12 Months Ended
	Aug. 21, 2024	Jul. 31, 2024	Jun. 21, 2024	Jun. 07, 2024	Jun. 06, 2024	Jun. 05, 2024	May 06, 2024	Mar. 20, 2024	Mar. 14, 2024	Feb. 07, 2024	Feb. 02, 2024	Jan. 05, 2024	Dec. 15, 2023	Nov. 07, 2023	Nov. 06, 2023	Oct. 07, 2023	Sep. 07, 2023	Sep. 06, 2023	Aug. 30, 2023	Aug. 17, 2023	Aug. 10, 2023	Jun. 07, 2023	Mar. 06, 2023	Sep. 13, 2021	Sep. 07, 2021	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 17, 2024	Aug. 16, 2022
Class of Stock [Line Items]
Avila payment, description																										1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.		1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.
Sponsor advance																										$ 485,000		$ 420,000
Price of warrant (in Dollars per share)																				$ 1						$ 11.5		$ 11.5
Number of shares redemption in exchange (in Shares)																		1,847,662								1,847,662		1,847,662
Redemption payment						$ 5,421,323																				$ 19,208,848
Investment of cash into trust account	$ 10,381.6	$ 10,381.6		$ 20,000				$ 20,000		$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000		$ 20,000										$ 1,196,026	$ 80,000	$ 560,000
Common stock redeemed (in Shares)						481,865																	21,151,393
Redemption payment																		$ 19,208,848					$ 215,621,387					19,208,848
Excise tax payable																												$ 2,348,302
Percentage of excise tax																										1.00%		1.00%
Cash																										$ 82,560	$ 144,592		$ 171,583
Working capital deficit																										5,234,019		3,571,000
Loan payable																										163,000		163,000
Repaid amount																								$ 6,000	$ 157,000
Maximum borrowing capacity of related party promissory note																				$ 480,000
Sponser fund fees																										375,000		600,000
Sponsor loaned									$ 150,000																	$ 375,000		$ 600,000
Private Placement Warrant [Member]
Class of Stock [Line Items]
Price of warrant (in Dollars per share)																										$ 1				$ 1
Capital Call [Member]
Class of Stock [Line Items]
Payments for fees																			$ 1,000,000
Common Stock [Member]
Class of Stock [Line Items]
Shares issued, price per share (in Dollars per share)																		$ 0.02										$ 0.02
Investment of cash into trust account																												$ 20,000
Business Combination [Member]
Class of Stock [Line Items]
Investment of cash into trust account					$ 10,381.6	$ 20,000	$ 20,000	$ 20,000		$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000		$ 20,000	$ 20,000
Michael Singer [Member]
Class of Stock [Line Items]
Closing shares of business combination (in Shares)			125,000
Avila [Member]
Class of Stock [Line Items]
Reimbursement of expenses incurred																					$ 300,000
Initial Public Offering [Member]
Class of Stock [Line Items]
Principal amount																				480,000
Sponsor advance																										$ 375,000
Offering cost																												25,000
Sponsor loaned																												$ 600,000
Initial Public Offering [Member] | Unsecured Promissory Note [Member]
Class of Stock [Line Items]
Principal amount																				480,000
Sponsor advance																				480,000
Maximum borrowing capacity of related party promissory note																				480,000
Promissory Note [Member]
Class of Stock [Line Items]
Principal amount																				480,000
Sponsor advance																				480,000
Sponsor principal amount															$ 480,000					480,000
Unsecured Promissory Note [Member]
Class of Stock [Line Items]
Principal amount																				480,000
Sponsor advance																				$ 480,000
Price of warrant (in Dollars per share)																				$ 1
Sponsor principal amount																				$ 480,000
Maximum borrowing capacity of related party promissory note																				$ 480,000
Inflation Reduction Act 2022 [Member]
Class of Stock [Line Items]
Percentage of excise tax on repurchase of shares																															1.00%
Percentage of fair market value of shares																										1.00%		1.00%
Common Stock [Member]
Class of Stock [Line Items]
Deposit into the trust account																										$ 20,000
Shares issued, price per share (in Dollars per share)				$ 0.02	$ 0.02	$ 0.02																				$ 0.02
Redemption payment																							$ 215,621,387
Class A Common Stock [Member]
Class of Stock [Line Items]
Price of warrant (in Dollars per share)																									$ 11.5	18
Shares issued, price per share (in Dollars per share)						$ 0.0001
Common stock redeemed (in Shares)																		1,847,662					21,151,393
IPO [Member]
Class of Stock [Line Items]
Deposit into the trust account																						$ 20,000
Shares issued, price per share (in Dollars per share)																						$ 0.02				$ 10.05		$ 10.05
Investment of cash into trust account																		$ 20,000				$ 20,000						$ 241,200,000
Cash																										$ 82,560		$ 0
IPO [Member] | Common Stock [Member]
Class of Stock [Line Items]
Investment of cash into trust account																										$ 20,000